Taxation (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Provision for employee benefits	$ 982,013	$ 965,560
Net operating loss carried forward	893,693	671,894
Valuation allowance	(724,866)
Deferred tax assets	1,150,840	1,637,454
Less:
Deferred tax liabilities - finance leases	(65,363)	(125,701)
Deferred tax assets, net	$ 1,085,477	$ 1,511,753